SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	6 Months Ended
Jun. 30, 2025
Cash Flow Statement [Abstract]
Schedule of interest and income taxes paid

	Six Months Ended June 30,
(US$ MILLIONS)	2025	2024
Net interest paid (received)	$1,260	$1,526
Net income taxes paid (received)	277	594

Schedule of changes in non-cash working capital
Details of “Changes in non-cash working capital, net” on the unaudited interim condensed consolidated statements of cash flow are as follows:

	Six Months Ended June 30,
(US$ MILLIONS)	2025	2024
Accounts and other receivable	$218	$(988)
Inventory	(336)	(316)
Other assets	(171)	(152)
Accounts payable and other	381	607
Changes in non-cash working capital, net	$92	$(849)